Concentrations - Schedule of Suppliers Percentage of Cost (Details) - Supplier Concentration Risk [Member] - Revenue Benchmark [Member]	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Supplier 1 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	37.00%	26.00%
Supplier 2 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	29.00%	23.00%
Supplier 3 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	12.00%	17.00%
Total Suppliers [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	78.00%	66.00%